Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Other Accrued Liabilities
	March 31,
	2018	2019

Accrued expenses	$620	$541
Others	1,253	1,121
	$1,873	$1,662